Description of the Business	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Description of the Business

1.	Description of the Business

NanoString Technologies, Inc. (the “Company”) was incorporated in the state of Delaware on June 20, 2003. The Company’s headquarters is located in Seattle, Washington. The Company’s technology enables direct detection, identification and quantification of individual target molecules in a biological sample by attaching a unique color coded fluorescent reporter to each target molecule of interest. The Company markets its proprietary nCounter Analysis System, consisting of instruments and consumables, to academic, government and biopharmaceutical and clinical laboratories.

The Company has incurred losses to date and expects to incur additional losses in the foreseeable future. The Company continues to devote the majority of its resources to the growth of the Company’s business in accordance with its business plan. The Company’s activities have been financed primarily through the sale of equity securities and incurrence of indebtedness, and to a lesser extent, capital leases and other borrowings.

Reverse Stock Split

On June 12, 2013, the Company effected a 1-for-32 reverse stock split of its common stock and preferred stock. All share and per share information has been retroactively adjusted to reflect this reverse stock split.

Initial Public Offering (Unaudited)

On June 25, 2013, the Company’s registration statement on Form S-1 was declared effective. This registration statement related to its initial public offering, in which the Company sold 5,400,000 shares of common stock at a price of $10.00 per share. The shares began trading on the NASDAQ Global Market on June 26, 2013. The $50.2 million in proceeds from the initial public offering, which is net of underwriting discounts and commissions but before offering expenses, were received at closing on July 1, 2013. All outstanding shares of the Company’s mandatorily redeemable convertible preferred stock converted into shares of common stock in connection with the initial public offering. Following the initial public offering, there were no shares of preferred stock outstanding.